TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax for the year
Current tax for the year	$ 1,600	$ 1,000	$ 1,200
Adjustments related to previous years	(100)	(100)	(300)
Adjustment of deferred tax asset	100	(100)	(100)
Total	$ 1,558	$ 777	$ 760